SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments Held in Trust Account (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment maturity term	185 days
Maximum percentage of interest earned on the Trust Account	5.00%
Available amount for withdrawal from Trust Account	$ 140,482
Withdrawal of funds from Trust Account	$ 0